Finance lease receivables	12 Months Ended
Dec. 31, 2025
Finance lease receivables.
Finance lease receivables

10.Finance lease receivables

	2025	2024
	US$’000	US$’000
At beginning of the financial year	11,165	2,684
Additions	13,904	16,396
Repayments	(7,525)	(7,915)
At end of the financial year	17,544	11,165

The table below sets out a maturity analysis of lease receivables, showing the undiscounted lease payments to be received after the reporting date.

	Less than	Between 1	Between 2
	1 year	and 2 years	and 3 years	Total
	US$’000	US$’000	US$’000	US$’000
At 31 December 2025
Undiscounted lease receivables	8,076	8,076	2,692	18,844
Less: Unearned finance income	(856)	(411)	(33)	(1,300)
	7,220	7,665	2,659	17,544
At 31 December 2024
Undiscounted lease receivables	8,765	2,921	—	11,686
Less: Unearned finance income	(482)	(39)	—	(521)
	8,283	2,882	—	11,165